Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Third parties	$ 4,266,544	$ 737,874	$ 1,632,876
Related parties	4,317,098	12,404,031	12,481,927
Total net revenues	8,583,642	13,141,905	14,114,803
Cost of revenues:
Third parties	(11,231,164)	(15,649,173)	(14,602,208)
Related parties	(909,775)	(335,504)	0
Total cost of revenues	(12,140,939)	(15,984,677)	(14,602,208)
Gross loss	(3,557,297)	(2,842,772)	(487,405)
Operating expenses:
Product development	(1,385,138)	(3,496,393)	(1,972,160)
Selling and marketing	(941,760)	(1,796,980)	(1,688,740)
General and administrative	(7,087,924)	(8,089,086)	(6,819,998)
Impairment of goodwill and intangible assets	0	(27,225,907)	0
Total operating expenses	(9,414,822)	(40,608,366)	(10,480,898)
Operating loss	(12,972,119)	(43,451,138)	(10,968,303)
Interest income:
Third parties	43,152	83,815	362,963
Related parties	3,388	28,856	256,753
Total interest income	46,540	112,671	619,716
Interest expense:
Third parties	0	0	(170,493)
Related parties	0	(16,365)	(448,011)
Total interest expense	0	(16,365)	(618,504)
Other income, net	745,958	4,101,039	1,728,538
Gain from disposal of equity interest in affiliate	1,451,979	0	0
Loss before income tax benefits	(10,727,642)	(39,253,793)	(9,238,553)
Income tax benefits	0	4,826,059	0
Equity in losses of affiliated company, net of tax	0	0	(252,585)
Net loss	(10,727,642)	(34,427,734)	(9,491,138)
Net loss	(10,727,642)	(34,427,734)	(9,491,138)
Other comprehensive income (loss), net of tax:
Currency translation adjustments of subsidiaries	193,864	(97,774)	(89,616)
Comprehensive loss	$ (10,533,778)	$ (34,525,508)	$ (9,580,754)
Ordinary shares [Member]
Loss per share - basic and diluted:
Net loss per share	$ 0.00	$ (0.01)	$ 0.00
Weighted average shares used in per share calculation - basic and diluted	4,746,324,022	4,728,185,434	4,901,279,176
ADS (1 ADS=100 shares) [Member]
Loss per share - basic and diluted:
Net loss per share	$ (0.23)	$ (0.73)	$ (0.19)
Weighted average shares used in per share calculation - basic and diluted	47,463,240	47,281,854	49,012,792